Investment Objectives and Goals	Sep. 30, 2024
(AllianzIM International Equity Buffer5 ETF)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the iShares® MSCI EAFE ETF (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 5% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

(AllianzIM International Equity Buffer15 ETF)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the iShares® MSCI EAFE ETF (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 15% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.